Submission	Nov. 08, 2024
Submission [Line Items]
Central Index Key	0001889539
Registrant Name	Corebridge Financial, Inc.
Registration File Number	333-275326
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES